Income tax - Summary of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
At January 1st	$ 173,000	$ 264,000	$ 258,000
Tax expense (income) during the year recognized in Profit or Loss	(56,000)	(89,000)	(9,000)
Tax expense during the year recognised in OCI	0	0	0
Effect of foreign exchange	12,000	(2,000)	15,000
At December 31st	129,000	$ 173,000	$ 264,000
Accumulated tax losses available for offset against future taxable profits	$ 462,808,000